Net income per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net income per share
15. Net income per share

Basic and diluted net income per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net income	85,424	209,130	269,771
Net (income) loss attributable to noncontrolling interests	1,209	(264)	(59)
Net income attributable to ordinary shareholders of Baozun Inc.	86,633	208,866	269,712

Net income per share attributable to ordinary shareholders of Baozun Inc.
Basic	0.58	1.29	1.59
Diluted	0.53	1.19	1.50

Net income per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	1.74	3.87	4.76
Diluted	1.59	3.56	4.51

Shares (Denominator):
Weighted average number of ordinary shares
Basic	149,935,100	162,113,815	169,884,906
Diluted	163,926,674	176,115,049	179,327,029

For the year ended December 31, 2016, 2017 and 2018, the Group had 2,802,810, 542,953 and
471,648
outstanding share options and restricted shares respectively, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.